WARRANTS (Details Narrative) - USD ($)		12 Months Ended
	Apr. 04, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock compensation expense		$ 1,582,072
Warrant [Member]
Exercise price		$ 0.50
Stock compensation expense		$ 1,582,000
GK Partners ApS [Member] | Warrant [Member]
Warrants purchase shares	5,000,000
Exercise price	$ 0.50
Fair value of warrant	$ 1,582,072